Disaggregated Revenues - Schedule of Geographical Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Geographical Information [Line Items]
Total revenues	$ 4,726,433	$ 5,433,375	$ 5,136,153
China / HK SAR [Member]
Schedule of Geographical Information [Line Items]
Total revenues	41,555
Kyrgyzstan [Member]
Schedule of Geographical Information [Line Items]
Total revenues	2,312,348	2,656,596
Cambodia [Member]
Schedule of Geographical Information [Line Items]
Total revenues	635,188	601,526
Thailand [Member]
Schedule of Geographical Information [Line Items]
Total revenues	1,691,862	2,175,253
US [Member]
Schedule of Geographical Information [Line Items]
Total revenues	$ 45,480